Series B Redeemable Preferred Stock (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Dec. 21, 2022	Dec. 20, 2022	Dec. 31, 2022	Jun. 30, 2022	Feb. 10, 2023	Jan. 26, 2023	Jun. 30, 2021
Preferred stock, par value			$ 0.001	$ 0.001			$ 0.001
Common stock shares outstanding				409,229			218,961
Preferred stock voting rights			The outstanding shares of Series B Preferred Stock shall have 25,000,000 votes per share.	The holders of the 10% Series A Cumulative Redeemable Convertible Preferred Stock will not have any voting rights, except whenever dividends on any share of any series of preferred stock (“Applicable Preferred Stock”) have not been paid in an aggregate amount equal to four monthly dividends on the shares, the holders of the Applicable Preferred Stock will have the exclusive and special right, voting separately as a class and without regard to series, to elect at an annual meeting of shareholders or special meeting held in place of it one member of the Board of Directors, until all arrearages in dividends and dividends in full for the current monthly period have been paid.
Common stock par value			$ 0.001	$ 0.001			$ 0.001
Preferred stock redemption price			$ 10
Subsequent Event [Member]
Common stock shares outstanding						100
Preferred stock redemption price per share					$ 10
Preferred stock redemption value					$ 1,000
Series B Preferred Stock [Member]
Number of shares issued	100
Common stock shares outstanding	25,000,000
Series B Preferred Stock [Member] | Chief Financial Officer [Member]
Number of shares issued		100
Preferred stock, par value		$ 0.001
Shares issued price per share		$ 10